Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 33,564,857	$ 28,499,449
Other financial assets		435,640
Trade and other receivables	64,360	200,212
Research and development incentives receivable	6,719,761	928,073
Other assets	1,461,268	863,630
TOTAL CURRENT ASSETS	41,810,246	30,927,004
NON-CURRENT ASSETS
Property, plant and equipment	5,172	8,227
Right-to-use asset - rented property	669,358	862,716
Goodwill	12,868,122	12,400,743
Other intangible assets	9,838,274	9,945,755
Other financial assets	119,000	119,000
TOTAL NON-CURRENT ASSETS	23,499,926	23,336,441
TOTAL ASSETS	65,310,172	54,263,445
CURRENT LIABILITIES
Trade and other payables	2,786,280	1,814,390
Lease liability - rented property	160,040	174,218
Provisions	409,320	371,936
TOTAL CURRENT LIABILITIES	3,355,640	2,360,544
NON-CURRENT LIABILITIES
Lease liability - rented property	533,583	693,623
Provisions	10,460	6,782
Deferred tax liability	1,798,625	1,842,303
Contingent consideration	2,699,010	1,762,656
TOTAL NON-CURRENT LIABILITIES	5,041,678	4,305,364
TOTAL LIABILITIES	8,397,318	6,665,908
NET ASSETS	56,912,854	47,597,537
EQUITY
Issued capital	217,695,759	190,190,147
Reserves	12,523,598	11,447,891
Accumulated losses	(173,306,503)	(154,040,501)
TOTAL EQUITY	$ 56,912,854	$ 47,597,537